Document and Entity Information	0 Months Ended
Jan. 14, 2015
Risk/Return:
Document Type	497
Document Period End Date	Jan. 14, 2015
Registrant Name	VALIC Co II
Central Index Key	0001062374
Amendment Flag	false
Document Creation Date	Jan. 14, 2015
Document Effective Date	Jan. 14, 2015
Prospectus Date	Jan. 01, 2015
Aggressive Growth Lifestyle Fund | Aggressive Growth Lifestyle Fund
Risk/Return:
Trading Symbol	VAGLX